Trading properties (Tables)	12 Months Ended
Jun. 30, 2018
Trading Properties
Schedule of trading properties

Changes in the Group’s trading properties for the fiscal years ended June 30, 2018 and 2017 were as follows:

	Completed properties	Properties under development (i)	Undeveloped properties	Total
At June 30, 2016	236	3,534	1,204	4,974
Additions	2	1,188	39	1,229
Currency translation adjustment	152	650	167	969
Transfers	1,101	(687)	(414)	-
Transfers from intangible assets	13	-	-	13
Transfers from investment properties	-	-	14	14
Capitalized finance costs	-	1	-	1
Disposals	(703)	(714)	-	(1,417)
At June 30, 2017	801	3,972	1,010	5,783
Additions	14	1,683	173	1,870
Currency translation adjustment	866	2,207	576	3,649
Transfers	1,435	(1,332)	(103)	-
Transfers of intangible assets	9	-	-	9
Transfers from investment properties	-	(353)	-	(353)
Capitalized finance costs	-	11	-	11
Disposals	(516)	(1,162)	(39)	(1,717)
At June 30, 2018	2,609	5,026	1,617	9,252

	06.30.16	06.30.17
Non-current	6,020	4,534
Current	3,232	1,249
Total	9,252	5,783

(i) Includes Zetol and Vista al Muelle plots of land, which have been mortgaged to secure Group's borrowings. The net book value amounted to Ps. 306 and Ps. 190 as of June 30, 2018 and 2017, respectively. Additionally, the Group has contractual obligations not provisioned related to these plot of lands committed when certain properties were acquired or real estate projects were approved, and amount to Ps. 372 and Ps. 135, respectively. Both projects are expected to be completed in 2029.